Prepayment for Construction-in-Progress (CIP) Project (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jun. 25, 2021 USD ($)	Jun. 25, 2021 CNY (¥)
Prepayment for Construction-in-Progress (CIP) Project (Details) [Line Items]
Additional capital expenditure	$ 3.8
Chenyuan [Member]
Prepayment for Construction-in-Progress (CIP) Project (Details) [Line Items]
Total estimated budget	10.7		¥ 69.2
Construction in Progress [Member]
Prepayment for Construction-in-Progress (CIP) Project (Details) [Line Items]
Total estimated budget				$ 25.5	¥ 165.0
Additional capital expenditure	14.8	¥ 95.8
Construction in Progress [Member] | Chenyuan [Member]
Prepayment for Construction-in-Progress (CIP) Project (Details) [Line Items]
Prepayment	$ 10.7